8. OTHER OPERATING GAINS (LOSSES), NET	12 Months Ended
Dec. 31, 2017
Other Operating Gains Losses Net
OTHER OPERATING GAINS (LOSSES), NET

8. OTHER OPERATING GAINS (LOSSES), NET

Years ended December 31,	2017	2016	2015
Insurance proceeds	$6,171	$—	$—
Loss on disposal of assets	(269)	(2,565)	(30)
Other operating gains (losses), net	$5,902	$(2,565)	$(30)